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SUTHERLAND ASBILL & BRENNAN LLP
   1275 Pennsylvania Avenue, NW
   Washington, DC 20004-2415

   MARY E. THORNTON
   DIRECT LINE: 202.383.0698
   Internet: mary.thornton@sutherland.com

                                December 23, 2008
VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:  Paragon Separate Account B
     File No. 333-133675 and 811-07534
     ---------------------------------

Commissioners:

On behalf of Metropolitan Life Insurance Company (the "Company") and Paragon Separate Account B (the "Account"), we have attached for filing under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act"), Post-Effective Amendment No. 6 to the registration statement on Form N-6 (the "Amendment") for flexible premium variable life insurance policies issued through the Account. This Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act to add a new prospectus describing an updated version of the contract that will replace the existing version of the contract on May 1, 2009 or once state approval has been obtained, if later.

Financial statements and exhibits not included herein will be added by an amendment that will be filed with the Securities and Exchange Commission pursuant to paragraph (b) of Rule 485.

If you have any questions or comments regarding the Amendment, please call the undersigned at 202/ 383-0698.

Sincerely,


/s/ Mary E. Thornton
-------------------------------------
Mary E. Thornton

Attachment
cc:   Marie Swift, Esq.
      Gina C. Sandonato, Esq.